                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7141

                      (Investment Company Act File Number)

                    Federated World Investment Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/07

              Date of Reporting Period:  Six months ended 5/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated International Capital Appreciation Fund

Established 1997

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$12.79
Income From Investment Operations:
Net investment income (loss)	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.30
TOTAL FROM INVESTMENT OPERATIONS	1.38
Less Distributions:
Distributions from net investment income	(0.09)
Distributions from net realized gain on investments and foreign currency transactions	(1.17)
TOTAL FROM DISTRIBUTIONS	(1.26)
Net Asset Value, End of Period	$12.91
Total Return [2]	11.76	% [3]

Ratios to Average Net Assets:
Net expenses	1.49	% [7]
Net investment income (loss)	1.31	% [7]
Expense waiver/reimbursement [9]	0.28	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$147,969
Portfolio turnover	41%
Redemption fees consisted of the following per share amounts	$0.00	[10]

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund received a regulatory settlement, which had an impact of 0.07% on the total return.

4 During the year, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.10% on the total return.

5 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

6 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

7 Computed on an annualized basis.

8 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.60% and 1.55% after taking into account these expense reductions for the years ended November 30, 2006 and 2005, respectively.

9 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

10 Represent less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2006		2005		2004		2003		2002
$10.56		$9.34		$7.98		$6.36		$7.29

0.09	[1]	0.12	[1]	0.02	[1]	0.02	[1]	(0.10	) [1]
2.47		1.10		1.34		1.60		(0.83)
2.56		1.22		1.36		1.62		(0.93)

(0.10)		--		--		--		--
(0.23)		--		--		--		--
(0.33)		--		--		--		--
$12.79		$10.56		$9.34		$7.98		$6.36
24.80%		13.06	% [4]	17.04	% [5]	25.47	% [6]	(12.76)%

1.60	% [8]	1.55	% [8]	1.65%		1.97%		1.72%
0.73%		1.22%		0.27%		0.25%		(1.36)%
0.30%		0.40%		0.53%		0.71%		0.44%

$143,457		$134,084		$101,113		$66,281		$38,529
98%		129%		133%		227%		247%
$0.00	[10]	$0.00	[10]	$0.00	[10]	--		--

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$12.15
Income From Investment Operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.24
TOTAL FROM INVESTMENT OPERATIONS	1.26
Less Distributions:
Distributions from net investment income	--
Distributions from net realized gain on investments and foreign currency transactions	(1.17)
TOTAL FROM DISTRIBUTIONS	(1.17)
Net Asset Value, End of Period	$12.24
Total Return [2]	11.27	% [3]

Ratios to Average Net Assets:
Net expenses	2.40	% [6]
Net investment income (loss)	0.35	% [6]
Expense waiver/reimbursement [8]	0.28	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$20,922
Portfolio turnover	41%
Redemption fees consisted of the following per share amounts	$0.00	[9]

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund received a regulatory settlement, which had an impact of 0.06% on the total return.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return.

5 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.40% and 2.40%, after taking into account these expense reductions for the years ended November 30, 2006 and 2005, respectively.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represent less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2006		2005		2004		2003		2002
$10.03		$8.96		$7.70		$6.20		$7.15

(0.01	) [1]	0.03	[1]	(0.04	) [1]	(0.03	) [1]	(0.15	) [1]
2.37		1.04		1.30		1.53		(0.80)
2.36		1.07		1.26		1.50		(0.95)

(0.01)		--		--		--		--
(0.23)		--		--		--		--
(0.24)		--		--		--		--
$12.15		$10.03		$8.96		$7.70		$6.20
23.87%		11.94%		16.36	% [4]	24.19	% [5]	(13.29)%

2.40	% [7]	2.40	% [7]	2.40%		2.72%		2.47%
(0.07)%		0.32%		(0.50)%		(0.53)%		(2.11)%
0.30%		0.33%		0.53%		0.71%		0.44%

$21,052		$21,914		$25,690		$16,995		$16,326
98%		129%		133%		227%		247%
$0.00	[9]	$0.00	[9]	$0.00	[9]	--		--

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$12.14
Income From Investment Operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.23
TOTAL FROM INVESTMENT OPERATIONS	1.27
Less Distributions:
Distributions from net investment income	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	(1.17)
TOTAL FROM DISTRIBUTIONS	(1.18)
Net Asset Value, End of Period	$12.23
Total Return [2]	11.34	% [3]

Ratios to Average Net Assets:
Net expenses	2.40	% [6]
Net investment income (loss)	0.42	% [6]
Expense waiver/reimbursement [8]	0.28	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$39,429
Portfolio turnover	41%
Redemption fees consisted of the following per share amounts	$0.00	[9]

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund received a regulatory settlement, which had an impact of 0.07% on the total return.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return.

5 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.40% and 2.40%, after taking into account these expense reductions for the years ended November 30, 2006 and 2005, respectively.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represent less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2006		2005		2004		2003		2002
$10.06		$8.98		$7.72		$6.21		$7.17

(0.01	) [1]	0.04	[1]	(0.04	) [1]	(0.04	) [1]	(0.15	) [1]
2.35		1.04		1.30		1.55		(0.81)
2.34		1.08		1.26		1.51		(0.96)

(0.03)		--		--		--		--
(0.23)		--		--		--		--
(0.26)		--		--		--		--
$12.14		$10.06		$8.98		$7.72		$6.21
23.71%		12.03%		16.32	% [4]	24.32	% [5]	(13.39)%

2.40	% [7]	2.40	% [7]	2.40%		2.72%		2.47%
(0.06)%		0.46%		(0.51)%		(0.54)%		(2.14)%
0.30%		0.33%		0.53%		0.71%		0.44%

$34,855		$21,893		$14,906		$4,721		$3,812
98%		129%		133%		227%		247%
$0.00	[9]	$0.00	[9]	$0.00	[9]	--		--

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 1,117.60	$ 7.87
Class B Shares	$1,000	$1,112.70	$12.64
Class C Shares	$1,000	$1,113.40	$12.65
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$ 1,017.50	$ 7.49
Class B Shares	$1,000	$1,012.96	$12.04
Class C Shares	$1,000	$1,012.96	$12.04

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.49%
Class B Shares	2.40%
Class C Shares	2.40%

Portfolio of Investments Summary Tables

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	12.0%
Germany	9.6%
Switzerland	9.5%
United Kingdom	9.3%
France	7.8%
Sweden	4.4%
Hong Kong	4.1%
Canada	4.1%
Brazil	3.7%
Netherlands	2.8%
United States	2.8%
Spain	2.6%
Mexico	2.4%
Korea	2.3%
Greece	2.0%
Taiwan	1.9%
Cyprus	1.8%
India	1.8%
Italy	1.4%
Austria	1.2%
Belgium	1.2%
Hungary	1.2%
Luxembourg	1.2%
Singapore	1.2%
Denmark	1.1%
Egypt	0.9%
China	0.5%
Russia	0.4%
Norway	0.3%
Turkey	0.0	% [2]
Cash Equivalents [3]	2.9%
Other Assets and Liabilities--Net [4]	1.6%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Represents less than 0.1%.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2007, the Fund's sector classification composition 5 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	27.8%
Energy	11.9%
Materials	10.0%
Consumer Discretionary	9.4%
Information Technology	9.3%
Industrials	7.7%
Health Care	6.6%
Telecommunication Services	5.4%
Consumer Staples	6.1%
Utilities	1.3%
Cash Equivalents [3]	2.9%
Other Assets and Liabilities--Net [4]	1.6%
TOTAL	100.0%

5 Except for Cash Equivalents and Other Assets and Liabilities--Net, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--94.1%
		Automobiles & Components--1.2%
17,100		Continental Ag	$2,418,464
		Banks--15.4%
140,500		Banco Santander Central Hispano, S.A.	2,699,629
216,800		Bank of Cyprus Public Co. Ltd.	3,780,627
45,700		Commerzbank AG, Frankfurt	2,248,133
927,200		Dah Sing Banking Group Ltd.	1,930,764
71,520		EFG Eurobank	2,542,494
32,300		Erste Bank Der Oesterreichischen Sparkassen AG	2,533,790
56,700		Hana Financial Holdings	2,872,278
369,068		Intesa Sanpaolo	2,815,717
171		Mitsubishi UFJ Financial Group, Inc.	1,967,132
149,757		Royal Bank of Scotland PLC, Edinburgh	1,860,750
213		Sumitomo Mitsui Financial Group, Inc.	2,065,242
3,380	[1]	Turkiye Halk Bankasi AS	22,063
19,300		Unibanco Uniao de Bancos Brasileiros SA, GDR	2,167,583
164,000		United Overseas Bank Ltd.	2,573,558
		TOTAL	32,079,760
		Capital Goods--7.8%
144,000		ABB Ltd.	3,080,340
105,500		Mitsubishi Corp.	2,570,316
155,700	[1]	Sandvik AB	67,281
155,700		Sandvik AB	2,897,126
39,700		Siemens AG	5,231,788
32,300		Vestas Wind Systems A/S	2,269,717
		TOTAL	16,116,568
		Consumer Durables & Apparel--1.2%
1,772,000		Techtronic Industries Co.	2,496,270
		Consumer Services--1.7%
390,100		Rezidor Hotel Group AB	3,608,174
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Diversified Financials--4.4%
26,500		Credit Suisse Group	$2,015,411
76,000		ING Groep N.V.	3,385,886
56,600		UBS AG	3,692,309
		TOTAL	9,093,606
		Energy--11.9%
25,060		Aker Kvaerner ASA	614,954
381,460		BP PLC	4,263,832
1,056,000		China Oilfield Services Ltd.	976,419
43,000		EnCana Corp.	2,633,629
12,350	[1,2,3]	OAO TMK, GDR	450,775
27,730		Orascom Telecom Holding, GDR	1,855,137
180,800		Talisman Energy, Inc.	3,651,159
41,700		Technip SA	3,234,707
46,040		Total SA, Class B	3,469,149
38,000	[1]	Transocean Sedco Forex, Inc.	3,733,120
		TOTAL	24,882,881
		Food & Staples Retailing--1.0%
568,500		Wal-Mart de Mexico SAB de CV	2,151,296
		Food Beverage & Tobacco--5.1%
121,300		Diageo PLC	2,586,805
30,700		InBev	2,586,316
48,000		Koninklijke Numico NV	2,389,049
7,650		Nestle SA	2,979,303
		TOTAL	10,541,473
		Health Care Equipment & Services--1.3%
28,830		Phonak Holding AG	2,754,009
		Insurance--4.0%
102,577		AXA	4,484,347
17,100		Allianz SE	3,796,467
		TOTAL	8,280,814
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Materials--10.0%
73,800		Cemex S.A. de C.V., ADR	$2,869,344
57,800		Companhia Vale Do Rio Doce, ADR	2,627,010
109,500		JSR Corp.	2,469,823
20,484		Linde AG	2,263,410
30,530		Potash Corp. of Saskatchewan, Inc.	2,165,301
34,500		Rio Tinto PLC	2,507,104
76,400	[1]	Symrise AG	2,102,259
227,000		Taiyo Nippon Sanso Corp.	1,852,186
146,100		Tokuyama Corp.	1,879,972
		TOTAL	20,736,409
		Media--2.4%
53,600		Tf1 - Tv Francaise	1,906,891
70,700		Vivendi SA	3,080,320
		TOTAL	4,987,211
		Pharmaceuticals Biotechnology & Life Sciences--5.2%
75,551		GlaxoSmithKline PLC	1,959,741
50,600		Novartis AG	2,844,391
20,200	[1,2,3]	Pharmstandard, GDR	321,988
13,510		Roche Holding AG	2,479,628
46,200		Shire PLC, ADR	3,222,450
		TOTAL	10,828,198
		Real Estate--4.1%
385,300	[1]	Ablon Group	2,439,477
2,379,000	[1]	China Properties Group Ltd.	889,636
110,000		Mitsubishi Estate Co. Ltd.	3,380,444
157,700		Sun Hung Kai Properties	1,832,793
		TOTAL	8,542,350
		Retailing--1.5%
444,000		Li & Fung Ltd.	1,489,771
102,200		United Arrows Ltd.	1,658,546
		TOTAL	3,148,317
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Semiconductors & Semiconductor Equipment--1.9%
3,312		Samsung Electronics Co.	$1,909,808
28,900		Tokyo Electron Ltd.	2,077,855
		TOTAL	3,987,663
		Software & Services--2.9%
53,300	[1]	Amdocs Ltd.	2,071,771
42,000		SAP AG	2,010,170
80,500		Satyam Computer Services Ltd., ADR	2,039,870
		TOTAL	6,121,811
		Technology Hardware & Equipment--4.4%
1,064,500		Acer Sertek, Inc.	1,965,419
627,500		Delta Electronics, Inc.	2,051,243
39,400		Ibiden Co. Ltd.	2,127,017
50,100		Nidec Corp.	3,025,760
		TOTAL	9,169,439
		Telecommunication Services--5.4%
82,000	[1]	Bharti Airtel Ltd.	1,696,343
49,900		Hellenic Telecommunication Organization SA	1,591,287
28,300	[1]	Millicom International Cellular S. A., ADR	2,407,764
153,700		Tele2 AB, Class B	2,565,591
971,819		Vodafone Group PLC	3,040,392
		TOTAL	11,301,377
		Utilities--1.3%
110,294		Enagas	2,790,033
		TOTAL COMMON STOCKS (IDENTIFIED COST $153,470,697)	196,036,123
		PREFERRED STOCKS--1.4%
		Media--1.4%
168,022		Net Servicos de Comunicacao SA, Preference (IDENTIFIED COST $1,894,160)	2,833,895
Shares			Value in U.S. Dollars
		MUTUAL FUND--2.9%
6,026,848	[4,5]	Prime Value Obligations Fund, Institutional Shares, 5.24% (AT NET ASSET VALUE)	$6,026,848
		TOTAL INVESTMENTS--98.4% (IDENTIFIED COST $161,391,705) [6]	204,896,866
		OTHER ASSETS AND LIABILITIES - NET--1.6%	3,423,337
		TOTAL NET ASSETS--100%	$208,320,203

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $772,763, which represented 0.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At May 31, 2007, these liquid restricted securities amounted to $772,763, which represented 0.4% of total net assets.

4 Affiliated company.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $6,026,848 of investments in an affiliated issuer (Note 5) (identified cost $161,391,705)		$204,896,866
Cash		97
Cash denominated in foreign currencies (identified cost $179,924)		180,634
Income receivable		486,908
Receivable for investments sold		2,985,879
Receivable for shares sold		227,569
Other assets		29,212
TOTAL ASSETS		208,807,165
Liabilities:
Payable for shares redeemed	$323,726
Payable for custodian fees	14,674
Payable for transfer and dividend disbursing agent fees and expenses	61,857
Payable for distribution services fees (Note 5)	37,650
Payable for shareholders services fees (Note 5)	33,415
Accrued expenses	15,640
TOTAL LIABILITIES		486,962
Net assets for 16,391,988 shares outstanding		$208,320,203
Net Assets Consist of:
Paid-in capital		$152,061,781
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		43,509,917
Accumulated net realized gain on investments and foreign currency transactions		12,065,932
Undistributed net investment income		682,573
TOTAL NET ASSETS		$208,320,203
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($147,968,759 ÷ 11,458,879 shares outstanding), $0.001, par value, 100,000,000 shares authorized		$12.91
Offering price per share (100/94.50 of $12.91) [1]		$13.66
Redemption proceeds per share (98.00/100 of $12.91) [1]		$12.65
Class B Shares:
Net asset value per share ($20,922,284 ÷ 1,709,435 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$12.24
Offering price per share		$12.24
Redemption proceeds per share (92.50/100 of $12.24) [1]		$11.32
Class C Shares:
Net asset value per share ($39,429,160 ÷ 3,223,674 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$12.23
Offering price per share		$12.23
Redemption proceeds per share (97.00/100 of $12.23) [1]		$11.86

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends (including $45,015 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $329,570)			$2,716,559
Interest			48,000
TOTAL INCOME			2,764,559
Expenses:
Investment adviser fee (Note 5)		$1,233,874
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		50,402
Transfer and dividend disbursing agent fees and expenses		156,738
Directors'/Trustees' fees		2,951
Auditing fees		13,020
Legal fees		4,700
Portfolio accounting fees		33,939
Distribution services fee--Class B Shares (Note 5)		77,292
Distribution services fee--Class C Shares (Note 5)		137,201
Shareholder services fee--Class A Shares (Note 5)		64,337
Shareholder services fee--Class B Shares (Note 5)		25,764
Shareholder services fee--Class C Shares (Note 5)		44,771
Share registration costs		15,238
Printing and postage		21,659
Insurance premiums		2,932
Taxes		7,428
Miscellaneous		2,291
TOTAL EXPENSES		2,009,222
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(251,629)
Waiver of administrative personnel and services fee	(21,452)
TOTAL WAIVERS AND REIMBURSEMENT		$(273,081)
Net expenses			$1,736,141
Net investment income			1,028,418
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $981)			19,427,944
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,308,072
Net realized and unrealized gain on investments and foreign currency transactions			20,736,016
Change in net assets resulting from operations			$21,764,434

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,028,418	$1,027,947
Net realized gain on investments and foreign currency transactions	19,427,944	20,506,392
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,308,072	19,289,151
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,764,434	40,823,490
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,008,346)	(1,235,275)
Class B Shares	--	(10,776)
Class C Shares	(17,676)	(70,180)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(12,931,132)	(2,822,415)
Class B Shares	(2,021,524)	(486,481)
Class C Shares	(3,383,823)	(509,387)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,362,501)	(5,134,514)
Share Transactions:
Proceeds from sale of shares	18,428,270	47,214,010
Net asset value of shares issued to shareholders in payment of distributions declared	12,763,095	2,756,802
Cost of shares redeemed	(24,772,110)	(64,193,039)
Redemption fees	731	6,699
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,419,986	(14,215,528)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement proceeds (Note 9)	133,529	--
Change in net assets	8,955,448	21,473,448
Net Assets:
Beginning of period	199,364,755	177,891,307
End of period (including undistributed net investment income of $682,573 and $680,177, respectively)	$208,320,203	$199,364,755

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated International Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2007, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	742,085	$9,066,051	2,341,259	$27,171,482
Shares issued to shareholders in payment of distributions declared	653,630	7,693,228	165,542	1,771,301
Shares redeemed	(1,155,559)	(14,071,859)	(3,986,450)	(45,724,631)
Redemption fees	--	519	--	4,919
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	240,156	$2,687,939	(1,479,649)	$(16,776,929)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	181,198	$2,105,547	444,201	$4,938,382
Shares issued to shareholders in payment of distributions declared	159,156	1,782,544	43,565	446,103
Shares redeemed	(364,252)	(4,189,302)	(938,503)	(10,394,211)
Redemption fees	--	74	--	884
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(23,898)	$(301,137)	(450,737)	$(5,008,842)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	624,877	$7,256,672	1,369,829	$15,104,146
Shares issued to shareholders in payment of distributions declared	293,773	3,287,323	52,676	539,398
Shares redeemed	(565,101)	(6,510,949)	(729,474)	(8,074,197)
Redemption fees	--	138	--	896
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	353,549	$4,033,184	693,031	$7,570,243
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	569,807	$6,419,986	(1,237,355)	$(14,215,528)

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $161,391,705. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $43,505,161. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $46,433,050 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,927,889.

At November 30, 2006, the Fund had a capital loss carryforward of $7,145,865 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$2,400,708
2009	$3,871,854
2010	$ 873,303

As a result of the tax-free transfer of assets from Federated European Equity Fund, Federated Asia Pacific Growth Fund and Federated Emerging Markets Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. For the six months ended May 31, 2007, the Adviser voluntarily waived $250,917 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 0.094% of average daily net assets of the Fund. FAS waived $21,452 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $7,109 of fees paid by the Fund. For the six months ended May 31, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2007, FSC retained $6,444 in sales charges from the sale of Class A Shares. FSC also retained $227 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2007, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $519, $74 and $138, respectively.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $39,869 of Service Fees for the six months ended May 31, 2007.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.65% and 2.40%, and 2.40%, respectively, for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser reimbursed $712 in connection with the investments in the affiliated mutual fund listed below. Transactions with affiliated companies during the six months ended May 31, 2007 are as follows:

Affiliate	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	32,245,543	26,218,695	6,026,848	$6,026,848	$45,015

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$78,619,204
Sales	$98,111,870

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. Additionally, the Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

9. REGULATORY SETTLEMENT PROCEEDS

The Fund received $133,529 from Veras Capital Partners in settlement of administrative proceedings involving findings by the Securities and Exchange Commission of market timing and late trading of mutual funds. The settlement is recorded as an increase to Paid-in capital in the accompanying financial statements.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated Funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U813
Cusip 31428U797
Cusip 31428U789

G02418-01 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International High Income Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$9.45		$9.02	$8.69		$8.56	$7.09	$7.22
Income From Investment Operations:
Net investment income	0.27		0.54	0.59	[1]	0.67	0.71	0.80 [1]
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	0.29		0.65	0.34		0.20	1.43	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.56		1.19	0.93		0.87	2.14	0.63
Less Distributions:
Distributions from net investment income	(0.31)		(0.54)	(0.60)		(0.74)	(0.67)	(0.76)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts and swap contracts	(0.46)		(0.22)	--		--	--	--
TOTAL DISTRIBUTIONS	(0.77)		(0.76)	(0.60)		(0.74)	(0.67)	(0.76)
Net Asset Value, End of Period	$9.24		$9.45	$9.02		$8.69	$8.56	$7.09
Total Return [2]	6.10%		13.83%	11.08	% [3]	10.73%	31.27%	9.06%

Ratios to Average Net Assets:
Net expenses	1.16	% [4]	1.16%	1.07%		1.16%	1.16%	1.16%
Net investment income	5.93	% [4]	5.82%	6.64%		7.11%	8.37%	11.07%
Expense waiver/reimbursement [5]	0.31	% [4]	0.32%	0.45%		0.37%	0.31%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$110,867		$113,935	$95,330		$66,396	$70,690	$75,452
Portfolio turnover	21%		77%	74%		39%	108%	120%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.09% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.45		$9.02	$8.69	$8.56	$7.09	$7.22
Income From Investment Operations:
Net investment income	0.24		0.48	0.51 [1]	0.61	0.66	0.75 [1]
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	0.27		0.64	0.35	0.19	1.42	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.51		1.12	0.86	0.80	2.08	0.58
Less Distributions:
Distributions from net investment income	(0.27)		(0.47)	(0.53)	(0.67)	(0.61)	(0.71)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts and swap contracts	(0.46)		(0.22)	--	--	--	--
TOTAL DISTRIBUTIONS	(0.73)		(0.69)	(0.53)	(0.67)	(0.61)	(0.71)
Net Asset Value, End of Period	$9.23		$9.45	$9.02	$8.69	$8.56	$7.09
Total Return [2]	5.59%		12.95%	10.23%	9.90%	30.28%	8.26%

Ratios to Average Net Assets:
Net expenses	1.94	% [3]	1.93%	1.91%	1.91%	1.91%	1.91%
Net investment income	5.15	% [3]	5.05%	5.80%	6.34%	7.62%	10.34%
Expense waiver/reimbursement [4]	0.31	% [3]	0.32%	0.38%	0.37%	0.31%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,055		$42,902	$57,496	$69,973	$77,473	$60,477
Portfolio turnover	21%		77%	74%	39%	108%	120%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.44		$9.01	$8.68	$8.55	$7.09	$7.22
Income From Investment Operations:
Net investment income	0.24		0.48	0.51 [1]	0.61	0.67	0.75 [1]
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	0.28		0.64	0.35	0.19	1.40	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.52		1.12	0.86	0.80	2.07	0.58
Less Distributions:
Distributions from net investment income	(0.27)		(0.47)	(0.53)	(0.67)	(0.61)	(0.71)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts and swap contracts	(0.46)		(0.22)	--	--	--	--
TOTAL DISTRIBUTIONS	(0.73)		(0.69)	(0.53)	(0.67)	(0.61)	(0.71)
Net Asset Value, End of Period	$9.23		$9.44	$9.01	$8.68	$8.55	$7.09
Total Return [2]	5.71%		12.97%	10.24%	9.90%	30.17%	8.26%

Ratios to Average Net Assets:
Net expenses	1.93	% [3]	1.93%	1.91%	1.91%	1.91%	1.91%
Net investment income	5.16	% [3]	5.07%	5.80%	6.34%	7.62%	10.34%
Expense waiver/reimbursement [4]	0.31	% [3]	0.32%	0.38%	0.37%	0.31%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,025		$27,979	$24,008	$19,270	$15,260	$9,656
Portfolio turnover	21%		77%	74%	39%	108%	120%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	5/31/2007	[1]
Net Asset Value, Beginning of Period	$9.23
Income From Investment Operations:
Net investment income	0.00	[2]
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.01
Net Asset Value, End of Period	$9.24
Total Return [3]	0.11%

Ratios to Average Net Assets:
Net expenses	1.18	% [4]
Net investment income	4.95	% [4]
Expense waiver/reimbursement [5]	0.31	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0
Portfolio turnover	21	% [6]

1 Reflects operations on May 31, 2007 (start of performance).

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended May 31, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and /or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 1 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,061.00	$5.96
Class B Shares	$1,000	$1,055.90	$9.94
Class C Shares	$1,000	$1,057.10	$9.90
Class F Shares	$1,000	$1,001.10	$0.03
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.15	$5.84
Class B Shares	$1,000	$1,015.26	$9.75
Class C Shares	$1,000	$1,015.31	$9.70
Class F Shares	$1,000	$1,019.05	$5.94

1 "Actual" expense information for the Fund's Class F Shares is for May 31, 2007 (start of performance). Actual expenses are equal to the annualized net expense ratio of the Fund's Class F Shares, multiplied by 1/365 (to reflect May 31, 2007). "Hypothetical" expense information for Class A Shares, Class B Shares, Class C Shares and Class F Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.16%
Class B Shares	1.94%
Class C Shares	1.93%
Class F Shares	1.18%

Portfolio of Investments Summary Table

At May 31, 2007, the Fund's issuer country and currency exposure composition 1 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets	Currency Exposure as a Percentage of Total Net Assets
Brazil	21.4%	7.3%
Russia	14.1%	0.0%
Mexico	10.1%	0.3%
Turkey	8.7%	1.7%
Philippines	7.9%	0.0%
Colombia	4.4%	0.0%
Peru	4.4%	0.0%
Argentina	3.6%	0.0%
Venezuela	3.6%	0.0%
Ecuador	1.5%	0.0%
Netherlands	1.5%	0.0%
Uruguay	1.4%	0.0%
Indonesia	0.9%	0.0%
El Salvador	0.8%	0.0%
Spain	0.6%	0.0%
Dominican Republic	0.5%	0.0%
Kazakhstan	0.3%	0.0%
United States [2]	0.0%	74.9%
Euro	0.0%	1.5%
Cash Equivalents [3]	12.5%	12.5%
Other Assets and Liabilities--Net [4]	1.8%	1.8%
TOTAL	100.0%	100.0%

1 This table depicts the Fund's exposure to various countries and currencies through its investment in foreign fixed-income securities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.

2 Consists of U.S. dollar denominated fixed-income securities issued by an entity not domiciled in the United States.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--1.6%
		Telecommunications & Cellular--1.6%
1,285,485	[1]	Jazztel PLC	$1,020,513
2,500	[1]	Satelites Mexicanos SA de CV, Class INS	1,875,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,361,575)	2,895,513
		CORPORATE BONDS--29.1%
		Aerospace & Defense--0.6%
$1,000,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	1,005,625
		Banking--2.9%
1,750,000	[2,3]	Banco Credito del Peru, Sub. Note, Series 144A, 6.95%, 11/7/2021	1,759,081
1,391,632	[2,3]	Banco de Galicia y Buenos Aires S.A. de C.V., Series 144A, 11.00%, 1/1/2019	1,455,647
500,000	[2,3]	Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015	501,500
1,500,000	[2,3]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,552,350
		TOTAL	5,268,578
		Broadcast Radio & TV--1.8%
2,500,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	3,164,500
		Building Materials--0.6%
1,000,000	[2,3]	Votorantim Overseas IV, Note, Series 144A, 7.75%, 6/24/2020	1,128,000
		Cable & Wireless Television--0.6%
1,121,435		Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013	1,132,649
		Container & Glass Products--1.4%
1,300,000		Vitro SA, Note, 11.75%, 11/1/2013	1,452,750
1,000,000	[2,3]	Vitro SA, Series 144A, 9.125%, 2/1/2017	1,053,750
		TOTAL	2,506,500
		Food Products--0.6%
1,000,000	[2,3]	JBS SA, Company Guarantee, Series 144A, 10.50%, 8/4/2016	1,118,750
		Hotels, Motels, Inns & Casinos--0.9%
1,500,000	[2,3]	Grupo Posadas SA de C.V., Sr. Note, Series 144A, 8.75%, 10/4/2011	1,582,500
		Leisure & Entertainment--0.5%
900,000	[2,3]	Cap Cana SA, Series 144A, 9.625%, 11/3/2013	963,000
Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Metals & Mining--3.2%
$1,500,000	[2,3]	Adaro Finance BV, Company Guarantee, Series 144A, 8.50%, 12/8/2010	$1,575,000
2,000,000		Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014	2,292,000
1,750,000		Vale Overseas Ltd., 6.875%, 11/21/2036	1,800,312
		TOTAL	5,667,312
		Oil & Gas--8.3%
2,500,000		Bluewater Finance Ltd., Company Guarantee, 10.25%, 2/15/2012	2,625,000
2,960,000	[2,3]	Gazprom Capital SA, Note, Series 144A, 8.625%, 4/28/2034	3,821,360
2,200,000	[2,3]	Gazprom, Note, Series 144A, 9.625%, 3/1/2013	2,588,740
1,250,000	[2,3]	Gazprom, Series 144A, 5.03%, 2/25/2014	1,649,055
3,000,000	[2,3]	Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	3,060,000
1,000,000	[2,3]	Transportadora de Gas de Sur S.A., Series 144A, 7.875%, 5/14/2017	992,500
		TOTAL	14,736,655
		Sovereign--1.9%
3,000,000		United Mexican States, Series MTNA, 6.75%, 9/27/2034	3,340,800
		Steel--2.0%
1,200,000	[2,3]	CSN Islands IX Corp., Sr. Note, Series 144A, 10.50%, 1/15/2015	1,425,000
1,825,000	[2,3]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	2,089,625
		TOTAL	3,514,625
		Telecommunications & Cellular--1.7%
5,500,000		America Movil S.A. de C.V., Bond, 9.00%, 1/15/2016	538,473
2,000,000		Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012	2,457,500
		TOTAL	2,995,973
		Utilities--2.1%
1,000,000	[2,3]	ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017	1,078,750
2,300,000	[2,3]	National Power Corp., Foreign Gov't. Guarantee, Series 144A, 9.61%, 8/23/2011	2,599,000
		TOTAL	3,677,750
		TOTAL CORPORATE BONDS (IDENTIFIED COST $47,373,217)	51,803,217
Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--55.0%
		Sovereign--55.0%
$3,773,069		Argentina, Government of, Note, 8.28%, 12/31/2033	$3,942,858
7,100		Brazil Nota Do Tesouro Nacional, Note, 6.00%, 5/15/2015	6,040,333
12,760		Brazil, Government of, 10.00%, 1/1/2012	6,858,038
4,900,000		Brazil, Government of, 7.125%, 1/20/2037	5,546,800
3,946,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	5,060,745
3,750,000		Brazil, Government of, Note, 8.75%, 2/4/2025	4,865,625
2,600,000		Colombia, Government of, 7.375%, 9/18/2037	2,910,700
2,000,000		Colombia, Government of, 8.25%, 12/22/2014	2,305,000
1,500,000		Colombia, Government of, Bond, 8.125%, 5/21/2024	1,798,500
800,000		Colombia, Government of, Note, 7.375%, 1/27/2017	881,200
1,200,000		El Salvador, Government of, Bond, 7.75%, 1/24/2023	1,401,000
3,200,000		Mexico, Government of, Note, 8.125%, 12/30/2019	3,919,200
4,500,000		Peru, Government of, Bond, 8.75%, 11/21/2033	6,025,500
1,250,000		Philippines, Government of, 9.875%, 1/15/2019	1,641,875
2,200,000		Philippines, Government of, Bond, 7.75%, 1/14/2031	2,508,000
1,600,000		Philippines, Government of, Bond, 9.50%, 10/21/2024	2,117,600
1,400,000		Philippines, Government of, Note, 8.25%, 1/15/2014	1,571,500
820,000		Philippines, Government of, Sr. Note, 9.50%, 2/2/2030	1,103,720
2,000,000		Republic of Ecuador, 10.00%, 8/15/2030	1,780,000
1,050,000		Republic of Ecuador, 9.375%, 12/15/2015	992,250
2,237,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	2,546,825
11,741,000	[2,3]	Russia, Government of, Unsub., Series 144A, 7.50%, 3/31/2030	13,165,183
3,760,000		Turkey, Government of, 10.00%, 2/15/2012	3,028,691
9,080,000		Turkey, Government of, 6.875%, 3/17/2036	8,816,680
3,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	3,648,750
3,300,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	3,305,610
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $88,984,376)	97,782,183
Shares			Value in U.S. Dollars
		MUTUAL FUND--12.5%
22,316,424	[4,5]	Prime Value Obligations Fund, Institutional Shares, 5.24% (AT NET ASSET VALUE)	$22,316,424
		TOTAL INVESTMENTS--98.2% (IDENTIFIED COST $161,035,592) [6]	174,797,337
		OTHER ASSETS AND LIABILITIES - NET--1.8%	3,150,501
		TOTAL NET ASSETS--100%	$177,947,838

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $45,158,791, which represented 25.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At May 31, 2007, these liquid restricted securities amounted to $45,158,791, which represented 25.4% of total net assets.

4 Affiliated company.

5 7-Day net yield.

6 The cost of investments for federal tax purposes amounts to $161,130,041.

At May 31, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1] U.S Treasury Notes 10 Year Long Futures	80	$8,510,000	September 2007	$(51,536)

At May 31, 2007, the Fund had the following outstanding credit default swap contracts:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase	Republic of Hungary 4.75%, 2/3/2015	Buy	0.300%	11/20/2011	$1,500,000	$(5,661)
Goldman Sachs Capital Markets LP	Bolivarian Republic of Venezuela 9.25%, 9/15/2027	Sell	1.650%	5/20/2008	$3,000,000	$9,208
TOTAL UNREALIZED APPRECIATION ON SWAP CONTRACTS						$3,547

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronym is used throughout this portfolio:

INS	--Insured

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $22,316,424 of an investment in an affiliated issuer (Note 5) (identified cost $161,035,592)		$174,797,337
Cash		29,353
Restricted cash		52,000
Cash denominated in foreign currencies (identified cost $587,725)		601,107
Income receivable		2,289,782
Receivable for swap contracts		1,418
Receivable for shares sold		738,682
TOTAL ASSETS		178,509,679
Liabilities:
Payable for shares redeemed	$410,811
Payable for variation margin	8,750
Payable for transfer and dividend disbursing agent fees and expenses	43,498
Payable for distribution services fee (Note 5)	42,938
Payable for shareholder services fee (Note 5)	39,759
Accrued expenses	16,085
TOTAL LIABILITIES		561,841
Net assets for 19,271,051 shares outstanding		$177,947,838
Net Assets Consist of:
Paid-in capital		$160,725,862
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency, futures contracts and swap contracts		13,727,589
Accumulated net realized gain on investments, foreign currency transactions, futures contracts and swap contracts		3,800,098
Distributions in excess of net investment income		(305,711)
TOTAL NET ASSETS		$177,947,838

Statement of Assets and Liabilities-continued

May 31, 2007 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($110,867,260 ÷ 12,003,559 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$9.24
Offering price per share (100/95.50 of $9.24) [1]	$9.68
Redemption proceeds per share	$9.24
Class B Shares:
Net asset value per share ($38,055,482 ÷ 4,121,210 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$9.23
Offering price per share	$9.23
Redemption proceeds per share (94.50/100 of $9.23) [1]	$8.72
Class C Shares:
Net asset value per share ($29,024,996 ÷ 3,146,271 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$9.23
Offering price per share	$9.23
Redemption proceeds per share (99.00/100 of $9.23) [1]	$9.14
Class F Shares:
Net asset value per share ($100.08 ÷ 10.834 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$9.24
Offering price per share (100/99.00 of $9.24) [1]	$9.33
Redemption proceeds per share (99.00/100 of $9.24) [1]	$9.15

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$199,140
Interest (net of foreign taxes withheld of $4,100)			6,142,790
TOTAL INCOME			6,341,930
Expenses:
Investment adviser fee (Note 5)		$760,281
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		27,919
Transfer and dividend disbursing agent fees and expenses		104,922
Directors'/Trustees' fees		2,714
Auditing fees		13,021
Legal fees		4,640
Portfolio accounting fees		28,211
Distribution services fee--Class B Shares (Note 5)		148,444
Distribution services fee--Class C Shares (Note 5)		107,091
Shareholder services fee--Class A Shares (Note 5)		126,532
Shareholder services fee--Class B Shares (Note 5)		49,481
Shareholder services fee--Class C Shares (Note 5)		34,744
Share registration costs		25,301
Printing and postage		19,291
Insurance premiums		2,978
Taxes		5,292
Miscellaneous		1,854
TOTAL EXPENSES		1,577,401
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(252,003)
Waiver of administrative personnel and services fee	(21,544)
TOTAL WAIVERS AND REIMBURSEMENT		(273,547)
Net expenses			1,303,854
Net investment income			5,038,076
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts and Swap Contracts:
Net realized gain on investments and foreign currency transactions			5,459,683
Net realized gain on futures contracts			7,788
Net realized gain on swap contracts			20,623
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(399,084)
Net change in unrealized depreciation on futures contracts			(51,536)
Net change in unrealized depreciation on swap contracts			7,955
Net realized and unrealized gain on investments, foreign currency transactions, futures contracts and swap contracts			5,045,429
Change in net assets resulting from operations			$10,083,505

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,038,076	$9,933,072
Net realized gain on investments including foreign currency transactions, futures contracts and swap contracts	5,488,094	9,847,700
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency, futures contracts and swap contracts	(442,665)	1,272,628
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,083,505	21,053,400
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,688,062)	(6,295,030)
Class B Shares	(1,159,245)	(2,535,071)
Class C Shares	(834,705)	(1,346,064)
Distributions from net realized gains on investments, foreign currency transactions, futures contracts and swap contracts
Class A Shares	(5,653,920)	(2,325,464)
Class B Shares	(2,010,182)	(1,323,966)
Class C Shares	(1,363,117)	(580,203)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,709,231)	(14,405,798)
Share Transactions:
Proceeds from sale of shares	29,082,785	121,323,627
Net asset value of shares issued to shareholders in payment of distributions declared	10,169,588	8,576,786
Cost of shares redeemed	(41,494,137)	(128,566,307)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,241,764)	1,334,106
Change in net assets	(6,867,490)	7,981,708
Net Assets:
Beginning of period	184,815,328	176,833,620
End of period (including undistributed (distributions in excess of) net investment income of $(305,711) and $338,225, respectively)	$177,947,838	$184,815,328

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated International High Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek a high level of current income.

Effective May 31, 2007, the Fund began offering Class F Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, foreign exchange and other swap agreements.

The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value", of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2007 is $3,000,000.

Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net receivable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain on swap contracts in the Statement of Operations. For the six months ended May 31, 2007, the Fund had net realized gains on swap contracts of $20,623.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2007, the Fund had net realized gains on futures contracts of $7,788.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2007, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,522,845	$23,310,703	11,854,622	$108,464,837
Shares issued to shareholders in payment of distributions declared	777,719	7,089,853	603,829	5,447,750
Shares redeemed	(3,350,437)	(30,454,739)	(10,973,083)	(98,680,433)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(49,873)	$(54,183)	1,485,368	$15,232,154

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	232,085	$2,149,775	669,330	$6,062,246
Shares issued to shareholders in payment of distributions declared	209,774	1,911,958	238,846	2,145,067
Shares redeemed	(860,383)	(7,929,836)	(2,743,670)	(24,851,514)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(418,524)	$(3,868,103)	(1,835,494)	$(16,644,201)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	394,350	$3,622,207	745,972	$6,796,544
Shares issued to shareholders in payment of distributions declared	128,262	1,167,777	109,532	983,969
Shares redeemed	(339,531)	(3,109,562)	(556,278)	(5,034,360)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	183,081	$1,680,422	299,226	$2,746,153

	Period Ended 5/31/2007 [1]		Year Ended 11/30/2006
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	11	$100	--	$--
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	--	--	--	--
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	11	$100	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(285,305)	$(2,241,764)	(50,900)	$1,334,106

1 Reflects operations on May 31, 2007 (start of performance).

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $161,130,041. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation (depreciation) resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $13,667,296. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,437,761 and net unrealized depreciation from investments for those securities having an excess of cost over value of $770,465.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. For the six months ended May 31, 2007, the Adviser voluntarily waived $248,763 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 0.104% of average daily net assets of the Fund. FAS waived $21,544 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $23,657 of fees paid by the Fund.

For the six months ended May 31, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2007, FSC retained $13,909 in sales charges from the sale of Class A Shares. FSC also retained $3,185 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,161 of Service Fees for the six months ended May 31, 2007. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.16%, 1.95% and 1.95%, respectively, for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser reimbursed $3,240 in connection with investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended May 31, 2007 are as follows:

Affiliate	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	63,354,324	41,037,900	22,316,424	$22,316,424	$199,140

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$34,789,536
Sales	$65,019,858

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED INTERNATIONAL HIGH INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U771
Cusip 31428U763
Cusip 31428U755
Cusip 31428U649

G01949-02 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Small Company Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$41.91
Income From Investment Operations:
Net investment income (loss)	0.05	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	9.35
TOTAL FROM INVESTMENT OPERATIONS	9.40
Less Distributions:
Distributions from net investment income	--
TOTAL FROM DISTRIBUTIONS	--
Net Asset Value, End of Period	$51.31
Total Return [2]	22.43	% [3]

Ratios to Average Net Assets:
Net expenses	1.82	% [5]
Net investment income (loss)	0.23	% [5]
Expense waiver/reimbursement [7]	0.00	% [5,8]
Supplemental Data:
Net assets, end of period (000 omitted)	$433,980
Portfolio turnover	26%
Redemption fees consisted of the following per share amounts	$0.00	[9]

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund received a regulatory settlement, which had an impact of 0.02% on the total return.

4 During the year, the Fund was reimbursed by the Adviser which had an impact of less than 0.01% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.88%, 1.98%, 1.99% and 2.07% after taking into account these expense reductions for the years ended November 30, 2005, 2004, 2003 and 2002, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

9 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2006		2005		2004		2003		2002
$32.72		$26.28		$21.50		$15.27		$17.53

(0.14	) [1]	0.08	[1]	(0.10	) [1]	(0.02	) [1]	(0.08	) [1]
9.50		6.36		4.88		6.25		(2.18)
9.36		6.44		4.78		6.23		(2.26)

(0.17)		--		--		--		--
(0.17)		--		--		--		--
$41.91		$32.72		$26.28		$21.50		$15.27
28.71%		24.51%		22.23	% [4]	40.80%		(12.89)%

1.84%		1.88	% [6]	1.98	% [6]	1.99	% [6]	2.07	% [6]
(0.36)%		0.28%		(0.43)%		(0.10)%		(0.49)%
0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]

$341,692		$245,837		$202,836		$215,691		$169,829
70%		79%		63%		76%		101%
$0.00	[9]	--		$0.00	[9]	--		--

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$38.76
Income From Investment Operations:
Net investment loss	(0.13	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	8.65
TOTAL FROM INVESTMENT OPERATIONS	8.52
Net Asset Value, End of Period	$47.28
Total Return [2]	21.98	% [3]

Ratios to Average Net Assets:
Net expenses	2.57	% [5]
Net investment loss	(0.60	)% [5]
Expense waiver/reimbursement [7]	0.00	% [5,8]
Supplemental Data:
Net assets, end of period (000 omitted)	$133,171
Portfolio turnover	26%
Redemption fees consisted of the following per share amounts	$0.00	[9]

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less one year are not annualized.

3 During the period, the Fund received a regulatory settlement, which had an impact of 0.02% on the total return.

4 During the year, the Fund was reimbursed by the Adviser which had an impact of 0.05% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.63%, 2.73%, 2.74% and 2.82% after taking into account these expense reductions for the years ended November 30, 2005, 2004, 2003 and 2002, respectively.

7 This expense decrease is reflected in both the net expense and the net investment loss ratios shown above.

8 Represents less than 0.01%.

9 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2006		2005		2004		2003		2002
$30.34		$24.56		$20.24		$14.48		$16.75

(0.38	) [1]	(0.14	) [1]	(0.27	) [1]	(0.14	) [1]	(0.20	) [1]
8.80		5.92		4.59		5.90		(2.07)
8.42		5.78		4.32		5.76		(2.27)
$38.76		$30.34		$24.56		$20.24		$14.48
27.75%		23.53%		21.34	% [4]	39.78%		(13.55)%

2.59%		2.63	% [6]	2.73	% [6]	2.74	% [6]	2.82	% [6]
(1.09)%		(0.52)%		(1.20)%		(0.85)%		(1.24)%
0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]

$128,181		$141,634		$169,262		$172,274		$151,312
70%		79%		63%		76%		101%
$0.00	[9]	--		$0.00	[9]	--		--

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$38.72
Income From Investment Operations:
Net investment loss	(0.12	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	8.63
TOTAL FROM INVESTMENT OPERATIONS	8.51
Net Asset Value, End of Period	$47.23
Total Return [2]	21.98	% [3]

Ratios to Average Net Assets:
Net expenses	2.56	% [5]
Net investment loss	(0.55	)% [5]
Expense waiver/reimbursement [7]	0.00	% [5,8]
Supplemental Data:
Net assets, end of period (000 omitted)	$83,313
Portfolio turnover	26%
Redemption fees consisted of the following per share amounts	$0.00	[9]

1 Per share numbers have been calculated using average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund received a regulatory settlement, which had an impact of 0.03% on the total return.

4 During the years ended November 30, 2005 and 2004, the Fund was reimbursed by the Adviser which had an impact of 0.04% and 0.05%, respectively, on total returns.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.63%, 2.73%, 2.74% and 2.82% after taking into account these expense reductions for the years ended November 30, 2005, 2004, 2003 and 2002, respectively.

7 This expense decrease is reflected in both the net expense and the net investment loss ratios shown above.

8 Represents less than 0.01%.

9 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2006		2005		2004		2003		2002
$30.31		$24.53		$20.21		$14.47		$16.73

(0.39	) [1]	(0.13	) [1]	(0.27	) [1]	(0.14	) [1]	(0.20	) [1]
8.80		5.91		4.59		5.88		(2.06)
8.41		5.78		4.32		5.74		(2.26)
$38.72		$30.31		$24.53		$20.21		$14.47
27.75%		23.56	% [4]	21.38	% [4]	39.67%		(13.51)%

2.59%		2.63	% [6]	2.73	% [6]	2.74	% [6]	2.82	% [6]
(1.10)%		(0.49)%		(1.20)%		(0.85)%		(1.24)%
0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]

$70,353		$56,292		$51,771		$52,189		$44,432
70%		79%		63%		76%		101%
$0.00	[9]	--		$0.00	[9]	--		--

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,224.30	$10.09
Class B Shares	$1,000	$1,219.80	$14.22
Class C Shares	$1,000	$1,219.80	$14.17
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.86	$ 9.15
Class B Shares	$1,000	$1,012.12	$12.89
Class C Shares	$1,000	$1,012.17	$12.84

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.82%
Class B Shares	2.57%
Class C Shares	2.56%

Portfolio of Investments Summary Tables

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	12.2%
Germany	10.0%
France	9.1%
Spain	9.1%
Canada	9.0%
Malaysia	6.9%
Switzerland	6.9%
Italy	4.8%
Netherlands	3.9%
Japan	3.7%
Austria	3.3%
Singapore	3.1%
Belgium	2.7%
Finland	1.9%
Ireland	1.5%
Norway	1.4%
Australia	1.1%
Mexico	1.1%
Panama	1.1%
Bermuda	0.8%
Brazil	0.8%
Cyprus	0.8%
Luxembourg	0.8%
Cayman Islands	0.7%
Denmark	0.6%
Hong Kong	0.6%
Sweden	0.5%
Greece	0.4%
China	0.1%
Cash Equivalents [2]	1.3%
Other Assets And Liabilities--Net [3]	(0.2)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2007, the Fund's sector classification composition 4 was as follows:

Sector Composition	Percentage of Total Net Assets
Industrials	33.2%
Materials	16.0%
Consumer Discretionary	13.1%
Information Technology	10.6%
Financials	10.0%
Energy	8.0%
Health Care	4.3%
Consumer Staples	2.2%
Utilities	0.8%
Telecommunication Services	0.7%
Cash Equivalents [2]	1.3%
Other Assets And Liabilities--Net [3]	(0.2)%
TOTAL	100.0%

4 Except for Cash Equivalents and Other Assets and Liabilities-Net, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--98.1%
		Automobiles & Components--1.5%
966,199		IMMSI SpA	$3,029,159
190,350		Nokian Renkaat Oyj	6,633,645
		TOTAL	9,662,804
		Banks--1.9%
93,900		Atrium Co. Ltd.	2,422,728
207,824		Banco Pastor	4,717,483
289,361		Bank of Cyprus Public Co. Ltd.	5,045,969
		TOTAL	12,186,180
		Capital Goods--23.0%
278,349		Abengoa SA	11,307,129
126,400		Andritz AG	8,554,894
49,730		Arcadis NV	4,259,755
1,443,609		Ashtead Group PLC	4,609,315
21,800		Bekaert NV	3,115,162
139,500		Boskalis Westminster NV	5,156,232
358,400	[1]	Charter PLC	7,330,869
57,696		Demag Cranes AG	3,690,663
643,531		Fenner PLC	2,962,645
257,013		Gamesa Corporacion Tecnologica SA	9,479,025
2,773,100		Gamuda BHD	7,221,402
45,000		Geberit International AG	7,862,508
191,092		Haulotte Group	7,068,330
1,436,350		IJM Corp. Berhad	3,465,667
728,000		Keppel Corp. Ltd.	5,188,440
192,746		Kingspan Group	5,744,585
128,350		Konecranes Oyj	5,405,549
1,614,000		Labroy Marine Ltd.	2,553,864
45,110		MTU Aero Engines GmbH	2,792,095
Shares			Value
		COMMON STOCKS--continued
		Capital Goods--continued
5,886,900	[1]	Malaysian Res Cp	$3,706,920
157,000		Mori Seiki Co.	4,502,301
31,137		Nexans SA	5,022,955
99,230		Obrascon Huarte Lain, SA	4,873,438
2,123,000		Sembcorp Marine Ltd.	6,274,329
67,152		Solarworld AG	6,135,194
3,893		Sulzer AG--Reg	4,999,746
72,379	[1]	Wacker Construction Equipment AG	2,550,631
50,100		Zodiac SA	3,901,133
		TOTAL	149,734,776
		Commercial Services & Supplies--3.0%
2,498		Bauer AG	206,881
98,445	[1]	General de Alquiler de Maquinaria	3,079,755
572,125		Michael Page International PLC	6,462,993
105,200		SNC-Lavalin Group, Inc.	3,885,987
125,010		USG People NV	5,819,966
		TOTAL	19,455,582
		Consumer Durables & Apparel--3.4%
1,569,600		Consorcio ARA SAB de CV	2,528,431
74,400	[1]	Desarrolladora Homex SA de CV, ADR	4,465,488
120,000	[1]	Gildan Activewear, Inc.	4,194,000
28,056		Kaufman & Broad SA	2,260,136
8,525		Puma AG Rudolf Dassler Sport	3,801,081
53,442		Tod's SpA	4,850,251
		TOTAL	22,099,387
		Consumer Services--5.4%
463,030		Enterprise Inns PLC	6,766,321
76,715		Intralot SA	2,487,694
74,800		Lottomatica SpA	3,257,946
346,816		Punch Taverns PLC	9,229,656
5,325,000		Resorts World BHD	5,045,314
190,945		Sol Melia SA	4,532,173
305,140		William Hill PLC	3,818,592
		TOTAL	35,137,696
Shares			Value
		COMMON STOCKS--continued
		Diversified Financials--1.9%
167,750		Arques Industries AG	$5,733,183
29,695	[1]	Interhyp AG	3,775,850
76,400		TSX Group, Inc.	3,028,571
		TOTAL	12,537,604
		Energy--8.0%
30,100	[1]	China Sunergy Co. Ltd., ADR	364,511
116,967		ERG SpA	3,103,629
106,600		Fred Olsen Energy ASA	5,435,033
101,600		Fugro NV	5,953,624
269,274		Hunting PLC	4,268,182
220,540		ProSafe ASA	3,426,311
85,326	[1]	Q-Cells AG	7,118,240
120,680		SBM Offshore NV	4,460,602
214,800	[1]	SXR Uranium One, Inc.	3,347,715
135,200	[1]	SeaDrill Ltd.	2,605,971
78,732		Technip SA	6,107,313
941,900		Wood Group (John) PLC	5,790,999
		TOTAL	51,982,130
		Food Beverage & Tobacco--2.2%
482,400		Davide Campari - Milano SpA	5,053,188
161,070		IAWS Group PLC	3,933,606
2,105		Lindt & Spruengli AG	5,585,606
		TOTAL	14,572,400
		Health Care Equipment & Services--1.2%
149,888		Getinge AB, Class B	3,487,581
419,142		Southern Cross Health Care Ltd.	4,342,677
		TOTAL	7,830,258
		Insurance--0.7%
125,300		Industrial Alliance Life Insurance Co.	4,525,373
Shares			Value
		COMMON STOCKS--continued
		Materials--16.0%
124,800		Agnico Eagle Mines Ltd.	$4,531,488
275,500		Agrium, Inc.	10,624,883
52,000	[1]	Algoma Steel, Inc.	2,722,513
164,400		AUR Resources, Inc.	4,589,551
133,986		Boehler-Uddeholm AG	13,027,376
198,200	[1]	HudBay Minerals, Inc.	4,575,129
45,200		Imerys SA	4,506,675
1,247,000		Kuala Lumpur Kepong Bhd	4,916,816
69,211		K&S AG	9,936,630
475,635	[1]	Lundin Mining Corp.	5,798,691
198,700	[1]	Meridian Gold, Inc.	5,096,655
435,000	[1]	Moly Mines Ltd.	1,512,902
38,155		Novozymes A/S, Class B	4,094,091
738,600	[1]	Paladin Resources Ltd.	5,358,579
600,000	[1]	Roca Mines, Inc.	1,542,633
220,000		Tokuyama Corp.	2,830,896
800,000		Tubacex SA	6,996,856
53,000		Umicore	11,311,843
		TOTAL	103,974,207
		Media--0.9%
29,997	[1]	Central European Media Enterprises Ltd., Class A	2,618,138
64,830	[1]	Seloger.com	3,402,046
		TOTAL	6,020,184
		Pharmaceuticals Biotechnology & Life Sciences--3.1%
35,450	[1]	Actelion Ltd.	7,749,622
213,935	[1]	Grifols SA	4,260,329
70,873		Ipsen SA	3,719,161
67,525		Stada Arzneimittel AG	4,362,102
		TOTAL	20,091,214
Shares			Value
		COMMON STOCKS--continued
		Real Estate--5.5%
4,370,000		Agile Property Holdings Ltd.	$4,818,588
3,124,263		Beni Stabili SpA	5,250,608
145,000		Bukit Sembawang Estates Ltd.	1,147,182
99,700		Joint Corp.	3,629,178
4,292	[1]	K.K. DaVinci Advisors	4,761,052
2,130,000		Mah Sing Group BHD	3,083,596
532,500	[1]	Mah Sing Group BHD, Rights	253,833
28,876		Orco Property	4,857,537
1,719,800		S P Setia BHD	4,250,793
2,756,000		Shun Tak Hldgs	3,734,220
		TOTAL	35,786,587
		Retailing--1.1%
378,340		Geox SpA	6,847,060
		Semiconductors & Semiconductor Equipment--2.0%
502,868	[1]	CSR PLC	7,736,814
129,136	[1]	Silicon-On-Insulator Technologies (SOITEC)	2,953,900
55,300		Tokyo Seimitsu Co. Ltd.	2,017,520
		TOTAL	12,708,234
		Software & Services--4.3%
448,336	[1]	Autonomy Corp. PLC	6,862,308
448,336	[1]	Blinkx PLC	441,655
158,500	[1]	Business Objects SA, ADR	6,515,935
260,805		Indra Sistemas SA	6,457,037
42,608		Software AG -- Bearer	4,062,486
145,400		Square Enix Co. Ltd.	3,799,277
		TOTAL	28,138,698
Shares			Value
		COMMON STOCKS--continued
		Technology Hardware & Equipment--4.4%
43,472		EVS Broadcast Equipment SA	$3,451,714
146,900	[1]	Logitech International SA	3,897,983
75,850		Neopost SA	11,262,310
62,268		Wincor Nixdorf AG	6,191,686
621,400	[1]	Wolfson Microelectronics PLC	3,728,215
		TOTAL	28,531,908
		Telecommunication Services--0.7%
138,400	[1]	Freenet AG	4,599,733
		Transportation--7.2%
4,411,200	[1]	Airasia BHD	2,544,049
116,500		Copa Holdings, Class A	7,373,285
2,993,000		Cosco Corp (Singapore) Ltd.	5,166,418
469,745	[1]	EasyJet PLC	5,287,858
10,596		Geodis SA	2,357,895
87,750		Kuehne & Nagel International AG--Reg	8,059,989
1,257,000		Malaysian Airline System	2,182,228
3,645,400		PLUS (Projek Lebuhraya Utara Selatan) Expressways Berhad	3,260,854
35,469		Panalpina Welttransport Holding AG	6,935,684
83,932	[1]	Vueling Airlines SA	3,779,922
		TOTAL	46,948,182
		Utilities--0.7%
1,864,300		YTL Corp., Bhd	4,882,233
		TOTAL COMMON STOCKS (IDENTIFIED COST $383,459,289)	638,252,430
		PREFERRED STOCKS--0.8%
		Media--0.8%
315,938		Net Servicos de Comunicacao SA (IDENTIFIED COST $3,659,577)	5,328,678
Shares			Value
		MUTUAL FUND--1.3%
8,397,555	[2,3]	Prime Value Obligations Fund, Institutional Shares, 5.24% (AT NET ASSET VALUE)	$8,397,555
		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $395,516,421) [4]	651,978,663
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(1,515,068)
		TOTAL NET ASSETS--100%	$650,463,595

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represent cost for federal tax purposes.

At May 31, 2007, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Sold:
6/1/2007	285,968 Singapore Dollar	$186,699	$186,980	$(281)

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $8,397,555 of investments in an affiliated issuer (Note 5) (identified cost $395,516,421)		$651,978,663
Cash		1,394
Cash denominated in foreign currency (identified cost $462,943)		462,409
Income receivable		1,049,309
Receivable for investments sold		2,141,294
Receivable for shares sold		831,720
Other assets		283,019
TOTAL ASSETS		656,747,808
Liabilities:
Payable for investments purchased	$4,952,216
Payable for shares redeemed	811,620
Payable for foreign exchange contracts	281
Payable for distribution services fee (Note 5)	225,900
Payable for shareholder services fee (Note 5)	42,190
Accrued expenses	252,006
TOTAL LIABILITIES		6,284,213
Net assets for 13,039,676 shares outstanding		$650,463,595
Net Assets Consist of:
Paid-in capital		$357,490,998
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		256,548,285
Accumulated net realized gain on investments and foreign currency transactions		42,147,027
Distributions in excess of net investment income		(5,722,715)
TOTAL NET ASSETS		$650,463,595
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($433,979,705 ÷ 8,458,672 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$51.31
Offering price per share (100/94.50 of $51.31) [1]		$54.30
Redemption proceeds per share (98.00/100 of $51.31) [1]		$50.28
Class B Shares:
Net asset value per share ($133,170,584 ÷ 2,816,864 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$47.28
Offering price per share		$47.28
Redemption proceeds per share (92.50/100 of $47.28) [1]		$43.73
Class C Shares:
Net asset value per share ($83,313,306 ÷ 1,764,140 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$47.23
Offering price per share		$47.23
Redemption proceeds per share (97.00/100 of $47.23) [1]		$45.81

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends (including $118,788 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $839,124)			$5,817,886
Interest			146,563
TOTAL INCOME			5,964,449
Expenses:
Investment adviser fee (Note 5)		$3,679,486
Administrative personnel and services fee (Note 5)		233,218
Custodian fees		124,813
Transfer and dividend disbursing agent fees and expenses		450,960
Directors'/Trustees' fees		5,069
Auditing fees		13,020
Legal fees		4,693
Portfolio accounting fees		34,216
Distribution services fee--Class A Shares (Note 5)		477,591
Distribution services fee--Class B Shares (Note 5)		488,781
Distribution services fee--Class C Shares (Note 5)		286,138
Shareholder services fee--Class B Shares (Note 5)		162,927
Shareholder services fee--Class C Shares (Note 5)		92,722
Share registration costs		16,299
Printing and postage		40,873
Insurance premiums		3,775
Taxes		22,072
Miscellaneous		3,027
TOTAL EXPENSES		6,139,680
Waiver and Reimbursement (Note 5):
Reimbursement of investment adviser fee	$(1,977)
Waiver of administrative personnel and services fee	(8,916)
TOTAL WAIVER AND REIMBURSEMENT		(10,893)
Net expenses			6,128,787
Net investment income (loss)			(164,338)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			52,545,678
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			65,486,062
Net realized and unrealized gain on investments and foreign currency transactions			118,031,740
Change in net assets resulting from operations			$117,867,402

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(164,338)	$(3,398,335)
Net realized gain on investments and foreign currency transactions	52,545,678	83,015,648
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	65,486,062	42,387,433
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	117,867,402	122,004,746
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	--	(1,282,130)
Share Transactions:
Proceeds from sale of shares	81,807,934	163,462,675
Net asset value of shares issued to shareholders in payment of distributions declared	--	1,024,713
Cost of shares redeemed	(89,573,240)	(188,772,604)
Redemption fees	9,475	25,113
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,755,831)	(24,260,103)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement proceeds (Note 9)	126,912	--
Change in net assets	110,238,483	96,462,513
Net Assets:
Beginning of period	540,225,112	443,762,599
End of period (including distributions in excess of net investment income of $(5,722,715) and $(5,558,377), respectively)	$650,463,595	$540,225,112

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated International Small Company Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,466,602	$68,692,087	3,380,909	$129,069,197
Shares issued to shareholders in payment of distributions declared	--	--	29,892	1,024,713
Shares redeemed	(1,160,730)	(53,552,519)	(2,771,340)	(105,053,829)
Redemption fees	--	6,212	--	14,994
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	305,872	$15,145,780	639,461	$25,055,075

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	161,948	$6,980,562	554,376	$19,424,799
Shares redeemed	(651,755)	(27,657,700)	(1,915,317)	(67,523,973)
Redemption fees	--	2,037	--	6,871
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(489,807)	$(20,675,101)	(1,360,941)	$(48,092,303)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	141,463	$6,135,285	422,198	$14,968,679
Shares redeemed	(194,209)	(8,363,021)	(462,643)	(16,194,802)
Redemption fees	--	1,226	--	3,248
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(52,746)	$(2,226,510)	(40,445)	$(1,222,875)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(236,681)	$(7,755,831)	(761,925)	$(24,260,103)

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $395,516,421. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $256,462,242. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $259,644,486 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,182,244.

At November 30, 2006, the Fund had a capital loss carryforward of $10,277,356 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,916 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $109,661 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2007, FSC retained $43,985 in sales charges from the sale of Class A Shares and $3 from the sale of Class C Shares. FSC also retained $1,646 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2007, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $6,212, $2,037 and $1,226, respectively.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended May 31, 2007, the Fund's Class A Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.70% and 2.70%, respectively, for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six-months ended May 31, 2007, the Adviser reimbursed $1,977 in connection with the investments in the affiliated mutual fund listed below. Transactions with affiliated companies during the six months ended May 31, 2007 are as follows:

Affiliate	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	55,381,504	46,983,949	8,397,555	$8,397,555	$118,788

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended May 31, 2007, were as follows:

Purchases	$153,064,218
Sales	$165,645,928

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

9. REGULATORY SETTLEMENT PROCEEDS

The Fund received $126,912 from Veras Capital Partners in settlement of administrative proceedings involving findings by the Securities and Exchange Commission of market timing and late trading of mutual funds. The settlement is recorded as an increase to Paid-in capital in the accompanying financial statements.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED INTERNATIONAL SMALL COMPANY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated Funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U748
Cusip 31428U730
Cusip 31428U722

G01743-02 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Value Fund

Established 1998

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$23.49		$18.22	$16.33		$15.44		$13.11		$15.03
Income From Investment Operations:
Net investment income (loss)	0.18	[1]	0.53 [1]	0.11	[1]	(0.08	) [1]	(0.06	) [1]	(0.06	) [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	3.29		4.83	2.10		2.49		2.49		(1.35)
TOTAL FROM INVESTMENT OPERATIONS	3.47		5.36	2.21		2.41		2.43		(1.41)
Less Distributions:
Distributions from net investment income	(0.48)		(0.09)	--		--		--		--
Distributions from net realized gain on investments, options and foreign currency transactions	--		--	(0.32)		(1.52)		(0.10)		(0.51)
TOTAL DISTRIBUTIONS	(0.48)		0.09	(0.32)		(1.52)		(0.10)		(0.51)
Net Asset Value, End of Period	$26.48		$23.49	$18.22		$16.33		$15.44		$13.11
Total Return [2]	15.00%		29.51%	13.71%		16.73	% [3]	18.75%		(9.81)%

Ratios to Average Net Assets:
Net expenses	1.64	% [4]	1.65%	1.95	% [5]	2.47%		2.52%		2.19%
Net investment income (loss)	1.45	% [4]	2.54%	0.65%		(0.54)%		(0.44)%		(0.42)%
Expense waiver/reimbursement [6]	0.06	% [4]	0.20%	0.05%		0.10%		0.01%		0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$114,275		$86,655	$51,204		$41,732		$17,883		$20,287
Portfolio turnover	3%		8%	28%		56%		42%		14%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00 [7]	$0.00	[7]	$0.00	[7]	--		--

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 1.95% for the year ended November 30, 2005 after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$22.14		$17.22	$15.56		$14.89		$12.74		$14.73
Income From Investment Operations:
Net investment income (loss)	0.07	[1]	0.36 [1]	(0.02	) [1]	(0.18	) [1]	(0.16	) [1]	(0.16	) [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	3.12		4.56	2.00		2.37		2.41		(1.32)
TOTAL FROM INVESTMENT OPERATIONS	3.19		4.92	1.98		2.19		2.25		(1.48)
Less Distributions:
Distributions from net investment income	(0.33)		--	--		--		--		--
Distributions from net realized gain on investments, options and foreign currency transactions	--		--	(0.32)		(1.52)		(0.10)		(0.51)
TOTAL DISTRIBUTIONS	(0.33)		--	(0.32)		(1.52)		(0.10)		(0.51)
Net Asset Value, End of Period	$25.00		$22.14	$17.22		$15.56		$14.89		$12.74
Total Return [2]	14.57%		28.57%	12.89%		15.78	% [3]	17.88%		(10.51)%

Ratios to Average Net Assets:
Net expenses	2.40	% [4]	2.40%	2.70	% [5]	3.22%		3.27%		2.94%
Net investment income (loss)	0.59	% [4]	1.80%	(0.12)%		(1.27)%		(1.22)%		(1.19)%
Expense waiver/reimbursement [6]	0.06	% [4]	0.20%	0.05%		0.10%		0.01%		0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,114		$46,604	$34,834		$35,867		$19,333		$20,124
Portfolio turnover	3%		8%	28%		56%		42%		14%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00 [7]	$0.00	[7]	$0.00	[7]	--		--

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 2.70% for the year ended November 30, 2005 after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$22.20		$17.27	$15.60		$14.92		$12.77		$14.76
Income From Investment Operations:
Net investment income (loss)	0.08	[1]	0.36 [1]	(0.01	) [1]	(0.18	) [1]	(0.16	) [1]	(0.16	) [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	3.11		4.57	2.00		2.38		2.41		(1.32)
TOTAL FROM INVESTMENT OPERATIONS	3.19		4.93	1.99		2.20		2.25		(1.48)
Less Distributions:
Distributions from net investment income	(0.34)		--	--		--		--		--
Distributions from net realized gain on investments, options and foreign currency transactions	--		--	(0.32)		(1.52)		(0.10)		(0.51)
TOTAL DISTRIBUTIONS	(0.34)		--	(0.32)		(1.52)		(0.10)		(0.51)
Net Asset Value, End of Period	$25.05		$22.20	$17.27		$15.60		$14.92		$12.77
Total Return [2]	14.56%		28.55%	12.92%		15.82	% [3]	17.84%		(10.48)%

Ratios to Average Net Assets:
Net expenses	2.39	% [4]	2.40%	2.70	% [5]	3.22%		3.27%		2.94%
Net investment income (loss)	0.69	% [4]	1.82%	(0.06)%		(1.26)%		(1.23)%		(1.19)%
Expense waiver/reimbursement [6]	0.06	% [4]	0.20%	0.05%		0.10%		0.01%		0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,446		$11,911	$7,455		$5,498		$2,315		$3,311
Portfolio turnover	3%		8%	28%		56%		42%		14%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00 [7]	$0.00	[7]	$0.00	[7]	--		--

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 2.70% for the year ended November 30, 2005 after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs; (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,150.00	$ 8.79
Class B Shares	$1,000	$1,145.70	$12.84
Class C Shares	$1,000	$1,145.60	$12.78
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.75	$ 8.25
Class B Shares	$1,000	$1,012.96	$12.04
Class C Shares	$1,000	$1,013.01	$11.99

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.64%
Class B Shares	2.40%
Class C Shares	2.39%

Portfolio of Investments Summary Tables

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	30.3%
Switzerland	16.6%
France	9.7%
United States	8.2%
Japan	7.9%
Netherlands	6.3%
Mexico	4.8%
Germany	2.9%
Canada	2.1%
Bermuda	1.9%
Spain	1.7%
Italy	1.3%
Korea	1.1%
Hong Kong	0.8%
Cash Equivalents [2]	4.2%
Other Assets and Liabilities-Net [3]	0.2%
TOTAL	100.0%

At May 31, 2007, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	34.2%
Consumer Discretionary	21.4%
Consumer Staples	10.2%
Health Care	8.5%
Industrials	8.4%
Energy	6.3%
Materials	3.0%
Telecommunication Services	2.5%
Information Technology	1.1%
Cash Equivalents [2]	4.2%
Other Assets and Liabilities-Net [3]	0.2%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--92.2%
		Automobiles & Components--2.9%
78,945		Bayerische Motoren Werke AG	$5,286,787
		Banks--9.5%
108,968		ABN AMRO Holdings NV	5,224,141
22,770		BNP Paribas SA	2,762,949
158,423		Banco Santander Central Hispano, SA	3,044,010
335,600		HSBC Holdings PLC	6,214,775
		TOTAL	17,245,875
		Commercial Services & Supplies--6.2%
67,142		Adecco SA	4,898,055
46,000		Meitec Corp.	1,322,925
370,050		Michael Page International PLC	4,180,259
25,400		Miller Herman, Inc.	914,400
		TOTAL	11,315,639
		Consumer Durables & Apparel--4.0%
80,380		Compagnie Financiere Richemont AG	4,944,998
25,700		Tod's SpA	2,332,462
		TOTAL	7,277,460
		Consumer Services--3.8%
33,967		Accor SA	3,158,622
71,476		InterContinental Hotels Group PLC	1,927,634
232,005		Ladbrokes PLC	1,865,136
		TOTAL	6,951,392
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Diversified Financials--13.4%
45,543		Credit Suisse Group	$3,463,692
369,671		Invesco PLC	4,380,934
62,200		Invesco PLC, ADR	1,495,910
76,120		Janus Capital Group, Inc.	2,107,002
85,556		Julius Baer Holding Ltd., Zurich, Class B	6,510,303
21,995		Morgan Stanley	1,870,455
162,600		Schroders PLC	4,455,985
		TOTAL	24,284,281
		Energy--6.3%
43,600		GlobalSantaFe Corp.	2,977,880
37,600		Tidewater, Inc.	2,481,600
18,000		Total SA, Class B	1,356,314
46,600	[1]	Transocean Sedco Forex, Inc.	4,577,984
		TOTAL	11,393,778
		Food Beverage & Tobacco--9.3%
309,957		Cadbury Schweppes PLC	4,360,664
196,459		Diageo PLC	4,189,621
38,200		Heineken NV	2,225,619
10,000		Nestle SA	3,894,513
10,320		Pernod-Ricard	2,267,456
		TOTAL	16,937,873
		Household & Personal Products--0.9%
13,500		L'Oreal SA	1,603,962
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Insurance--7.2%
68,118		AXA	$2,977,907
643,509		Benfield Group PLC	3,985,099
56,714		Sun Life Financial Services of Canada	2,679,169
72,500		Willis Group Holdings Ltd.	3,357,475
		TOTAL	12,999,650
		Materials--2.9%
49,300		Akzo Nobel NV	4,023,252
1,400		Givaudan SA	1,331,646
		TOTAL	5,354,898
		Media--7.8%
53,500		Asatsu, Inc.	1,758,422
24,200		Corus Entertainment, Inc., Class B	1,119,951
161,600		Grupo Televisa SA, GDR	4,650,848
80,249		Vivendi SA	3,496,359
215,900		WPP Group PLC	3,193,452
		TOTAL	14,219,032
		Pharmaceuticals Biotechnology & Life Sciences--8.5%
196,568		GlaxoSmithKline PLC	5,098,838
92,197		Novartis AG	5,182,694
70,100		Santen Pharmaceutical Co. Ltd.	1,768,340
49,700		Takeda Pharmaceutical Co. Ltd.	3,336,475
		TOTAL	15,386,347
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Real Estate--0.8%
132,086		Sun Hung Kai Properties	$1,535,107
		Retailing--2.9%
329,212		JJB Sports PLC	1,773,093
1,525,389		Signet Group PLC	3,443,282
		TOTAL	5,216,375
		Semiconductors & Semiconductor Equipment--1.1%
3,547		Samsung Electronics Co.	2,045,317
		Telecommunication Services--2.5%
1,465,055		Vodafone Group PLC	4,583,510
		Transportation--2.2%
78,200		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	3,980,380
		TOTAL COMMON STOCKS (IDENTIFIED COST $105,048,101)	167,617,663
		EXCHANGE TRADED FUND--3.4%
422,654		iShares MSCI Japan (IDENTIFIED COST $4,211,993)	6,170,748
		MUTUAL FUND--4.2%
7,715,051	[2,3]	Prime Value Obligations Fund, Institutional Shares, 5.24% (AT NET ASSET VALUE)	7,715,051
		TOTAL INVESTMENTS-99.8% (IDENTIFIED COST $116,975,145) [4]	181,503,462
		OTHER ASSETS AND LIABILITIES - NET-0.2%	331,369
		TOTAL NET ASSETS-100%	$181,834,831

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $7,715,051 of investments in an affiliated issuer (Note 5) (identified cost $116,975,145)		$181,503,462
Cash		21,824
Cash denominated in foreign currencies (identified cost $1,597)		1,603
Income receivable		713,333
Receivable for shares sold		608,572
TOTAL ASSETS		182,848,794
Liabilities:
Payable for investments purchased	$442,824
Payable for shares redeemed	427,208
Payable for transfer and dividend disbursing agent fees and expenses	25,738
Payable for distribution services fee (Note 5)	42,562
Payable for shareholder services fee (Note 5)	46,589
Accrued expenses	29,042
TOTAL LIABILITIES		1,013,963
Net assets for 7,016,890 shares outstanding		$181,834,831
Net Assets Consist of:
Paid-in capital		$132,624,511
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		64,525,897
Accumulated net realized loss on investments, options and foreign currency transactions		(16,232,528)
Undistributed net investment income		916,951
TOTAL NET ASSETS		$181,834,831
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($114,275,039 ÷ 4,315,400 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$26.48
Offering price per share (100/94.50 of $26.48) [1]		$28.02
Redemption proceeds per share (98.00/100 of $26.48) [1]		$25.95
Class B Shares:
Net asset value per share ($52,113,861 ÷ 2,084,901 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$25.00
Offering price per share		$25.00
Redemption proceeds per share (92.50/100 of $25.00) [1]		$23.13
Class C Shares:
Net asset value per share ($15,445,931 ÷ 616,589 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$25.05
Offering price per share		$25.05
Redemption proceeds per share (97.00/100 of $25.05) [1]		$24.30

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends (including $118,562 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $187,395)			$2,373,230
Interest			121,686
TOTAL INCOME			2,494,916
Expenses:
Investment adviser fee (Note 5)		$813,986
Administrative personnel and services fee (Note 5)		114,686
Custodian fees		23,376
Transfer and dividend disbursing agent fees and expenses		140,281
Directors'/Trustees' fees		2,468
Auditing fees		13,021
Legal fees		4,627
Portfolio accounting fees		31,964
Distribution services fee--Class B Shares (Note 5)		183,993
Distribution services fee--Class C Shares (Note 5)		50,874
Shareholder services fee--Class A Shares (Note 5)		120,997
Shareholder services fee--Class B Shares (Note 5)		61,331
Shareholder services fee--Class C Shares (Note 5)		16,172
Share registration costs		16,476
Printing and postage		24,183
Insurance premiums		2,857
Taxes		5,808
Miscellaneous		1,711
TOTAL EXPENSES		1,628,811
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(30,250)
Waiver of administrative personnel and services fee	(21,625)
TOTAL WAIVERS AND REIMBURSEMENT		(51,875)
Net expenses			1,576,936
Net investment income			917,980
Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions			1,123,473
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			20,590,730
Net realized and unrealized gain on investments, options and foreign currency transactions			21,714,203
Change in net assets resulting from operations			$22,632,183

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$917,980	$2,654,558
Net realized gain on investments, options and foreign currency transactions	1,123,473	5,136,040
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	20,590,730	21,720,447
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,632,183	29,511,045
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,797,058)	(244,608)
Class B Shares	(684,766)	--
Class C Shares	(188,074)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,669,898)	(244,608)
Share Transactions:
Proceeds from sale of shares	33,255,699	46,779,146
Net asset value of shares issued to shareholders in payment of distributions declared	2,404,801	222,684
Cost of shares redeemed	(18,960,313)	(24,597,881)
Redemption fees	2,777	5,670
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,702,964	22,409,619
Change in net assets	36,665,249	51,676,056
Net Assets:
Beginning of period	145,169,582	93,493,526
End of period (including undistributed net investment income of $916,951 and $2,668,869, respectively)	$181,834,831	$145,169,582

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated International Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2007, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	909,868	$22,363,122	1,410,817	29,740,446
Shares issued to shareholders in payment of distributions declared	69,929	1,653,126	11,820	222,684
Shares redeemed	(352,643)	(8,720,953)	(544,542)	(11,439,334)
Redemption fees	--	1,702	--	3,067
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	627,154	$15,296,997	878,095	18,526,863

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	346,232	$8,067,341	653,462	$13,112,915
Shares issued to shareholders in payment of distributions declared	26,726	598,136	--	--
Shares redeemed	(392,962)	(9,129,291)	(571,131)	(11,335,526)
Redemption fees	--	844	--	2,166
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(20,004)	$(462,970)	82,331	$1,779,555

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	120,805	$2,825,236	195,277	$3,925,785
Shares issued to shareholders in payment of distributions declared	6,845	153,539	--	--
Shares redeemed	(47,564)	(1,110,069)	(90,496)	(1,823,021)
Redemption fees	--	231	--	437
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	80,086	$1,868,937	104,781	$2,103,201
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	687,236	$16,702,964	1,065,207	$22,409,619

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $116,975,145. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $64,528,317. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $65,833,748 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,305,431.

At November 30, 2006, the Fund had a capital loss carryforward of $17,298,281 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 3,720,685
2009	$13,550,506
2010	$ 27,090

As a result of the tax-free transfer of assets from Federated Global Value Fund that occurred on October 22, 2004, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. For the six months ended May 31, 2007, the Adviser voluntarily waived $28,262 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 0.114% of average daily net assets of the Fund. FAS waived $21,625 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets, annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $12,935 of fees paid by the Fund. For the six months ended May 31, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2007, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $1,702, $844 and $231, respectively.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2007, FSC retained $28,415 in sales charges from the sale of Class A Shares and $6 from the sale of Class C Shares. FSC also retained $212 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.65%, 2.40% and 2.40%, respectively, for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser reimbursed $1,988 in connection with the affiliated mutual fund listed below. Transactions with affiliated companies during the six months ended May 31, 2007, are as follows:

Affiliate	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	19,249,774	11,534,723	7,715,051	$7,715,051	$118,562

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$22,699,543
Sales	$4,135,247

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculatio in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED INTERNATIONAL VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's Fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U847
Cusip 31428U839
Cusip 31428U821

G02455-04 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED WORLD INVESTMENT SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        July 19, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        July 19, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        July 19, 2007